Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Asset Management & Custody Banks-12.01%
Bank of New York Mellon Corp. (The)	2,045,805	$93,902,450
Northern Trust Corp.	747,658	69,614,436
State Street Corp.	1,242,933	99,024,472
		262,541,358
Consumer Finance-3.79%
Capital One Financial Corp.	802,923	82,893,771
Diversified Banks-42.18%
Bank of America Corp.	5,055,691	191,357,904
Citigroup, Inc.	3,480,978	168,514,145
JPMorgan Chase & Co.	1,494,026	206,444,513
U.S. Bancorp	3,725,245	169,088,870
Wells Fargo & Co.	3,887,162	186,389,418
		921,794,850
Regional Banks-41.90%
Citizens Financial Group, Inc.	1,778,564	75,375,542
Comerica, Inc.	469,429	33,676,836
East West Bancorp, Inc.	505,650	35,501,687
Fifth Third Bancorp	2,461,943	89,516,248
First Republic Bank	559,528	71,401,368
Huntington Bancshares, Inc.(b)	5,174,600	80,102,808
KeyCorp	3,346,121	62,940,536
M&T Bank Corp.	467,322	79,454,086
PNC Financial Services Group, Inc. (The)	537,670	90,468,354
Regions Financial Corp.	3,352,881	77,820,368
Signature Bank	225,784	31,496,868
	Shares	Value
Regional Banks-(continued)
SVB Financial Group(b)(c)	209,025	$48,447,815
Truist Financial Corp.	1,813,843	84,905,991
Western Alliance Bancorporation	388,650	26,638,071
Zions Bancorporation N.A.	540,053	27,985,546
		915,732,124
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $2,675,950,555)		2,182,962,103
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,320,653	1,320,653
Invesco Private Prime Fund, 4.15%(d)(e)(f)	3,394,874	3,395,553
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,715,983)		4,716,206
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $2,680,666,538)		2,187,678,309
OTHER ASSETS LESS LIABILITIES-(0.10)%		(2,145,095)
NET ASSETS-100.00%		$2,185,533,214
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,332,415	$(20,332,415)	$-	$-	$-	$5,730
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,003,556	40,065,419	(44,748,322)	-	-	1,320,653	45,045*
Invesco Private Prime Fund	15,437,715	104,418,012	(116,463,308)	(653)	3,787	3,395,553	119,874*
Total	$21,441,271	$164,815,846	$(181,544,045)	$(653)	$3,787	$4,716,206	$170,649

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.60%
Asset Management & Custody Banks-15.32%
Artisan Partners Asset Management, Inc., Class A(b)	245,949	$8,531,971
BlackRock TCP Capital Corp.	762,256	10,122,760
Carlyle Secured Lending, Inc., BDC	767,104	11,015,613
MidCap Financial Investment Corp.	861,940	10,679,436
Newtek Business Services Corp., BDC(b)	664,969	12,554,615
Patria Investments Ltd., Class A (Cayman Islands)	378,137	5,161,570
		58,065,965
Consumer Finance-3.78%
OneMain Holdings, Inc.(b)	363,767	14,317,869
Diversified Banks-1.77%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	193,193	6,723,116
Investment Banking & Brokerage-5.74%
B. Riley Financial, Inc.(b)	188,612	8,283,839
Lazard Ltd., Class A	176,794	6,472,428
Moelis & Co., Class A(b)	161,511	6,980,506
		21,736,773
Life & Health Insurance-2.94%
Prudential Financial, Inc.	61,154	6,606,467
Unum Group	107,622	4,539,496
		11,145,963
Mortgage REITs-38.38%
AGNC Investment Corp.	1,177,779	11,766,012
Annaly Capital Management, Inc.(b)	617,651	13,384,497
Apollo Commercial Real Estate Finance, Inc.(b)	1,204,797	14,891,291
ARMOUR Residential REIT, Inc.(b)	2,780,368	16,348,564
Broadmark Realty Capital, Inc.	2,358,301	9,598,285
Dynex Capital, Inc.	757,419	9,922,189
Ellington Financial, Inc.	975,569	13,306,761
PennyMac Mortgage Investment Trust(b)	995,726	15,204,736
Ready Capital Corp.(b)	1,143,415	15,321,761
Rithm Capital Corp.(b)	1,313,454	11,886,759
Two Harbors Investment Corp.(b)	844,117	13,843,519
		145,474,374
Property & Casualty Insurance-3.18%
James River Group Holdings Ltd.	41,588	998,944
Mercury General Corp.	145,767	5,288,427
Universal Insurance Holdings, Inc.	524,333	5,762,419
		12,049,790
	Shares	Value
Regional Banks-3.69%
Heritage Commerce Corp.	476,481	$6,770,795
Northwest Bancshares, Inc.	471,997	7,216,834
		13,987,629
Thrifts & Mortgage Finance-3.28%
New York Community Bancorp, Inc.(b)	828,677	7,748,130
Provident Financial Services, Inc.(b)	207,781	4,681,306
		12,429,436
Trading Companies & Distributors-1.52%
Triton International Ltd. (Bermuda)	85,517	5,769,832
Total Common Stocks & Other Equity Interests (Cost $335,680,435)		301,700,747

Closed-End Funds-20.26%
Bain Capital Specialty Finance, Inc., BDC	732,103	9,898,033
FS KKR Capital Corp., BDC(b)	672,154	13,348,978
Goldman Sachs BDC, Inc., BDC(b)	725,757	11,241,976
New Mountain Finance Corp., BDC(b)	812,997	10,381,972
Oaktree Specialty Lending Corp., BDC	1,658,569	11,908,525
Owl Rock Capital Corp., BDC	838,815	10,829,102
WhiteHorse Finance, Inc., BDC(b)	687,453	9,177,497
		76,786,083
Total Closed-End Funds (Cost $80,168,536)		76,786,083
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $415,848,971)		378,486,830
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.52%
Invesco Private Government Fund, 3.83%(c)(d)(e)	32,393,269	32,393,269
Invesco Private Prime Fund, 4.15%(c)(d)(e)	83,257,727	83,274,376
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,653,464)		115,667,645
TOTAL INVESTMENTS IN SECURITIES-130.38% (Cost $531,502,435)		494,154,475
OTHER ASSETS LESS LIABILITIES-(30.38)%		(115,147,927)
NET ASSETS-100.00%		$379,006,548
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,323,037	$(3,323,037)	$-	$-	$-	$2,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,654,039	58,371,615	(52,632,385)	-	-	32,393,269	226,267*
Invesco Private Prime Fund	68,547,907	95,963,711	(81,248,130)	11,810	(922)	83,274,376	614,923*
Total	$95,201,946	$157,658,363	$(137,203,552)	$11,810	$(922)	$115,667,645	$843,354

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Diversified REITs-18.16%
Armada Hoffler Properties, Inc.	711,226	$8,641,396
Gladstone Commercial Corp.(b)	576,450	10,946,786
Global Net Lease, Inc.	1,300,621	17,597,402
STORE Capital Corp.	341,316	10,887,980
		48,073,564
Health Care REITs-19.60%
CareTrust REIT, Inc.	382,495	7,573,401
LTC Properties, Inc.	182,541	7,172,036
Medical Properties Trust, Inc.	752,425	9,871,816
National Health Investors, Inc.	135,333	7,613,835
Omega Healthcare Investors, Inc.(b)	336,587	10,191,854
Sabra Health Care REIT, Inc.(b)	734,331	9,480,213
		51,903,155
Industrial REITs-9.07%
Industrial Logistics Properties Trust(b)	115,022	468,140
LXP Industrial Trust(b)	765,190	8,233,444
Plymouth Industrial REIT, Inc.(b)	345,539	7,152,657
STAG Industrial, Inc.	248,299	8,171,520
		24,025,761
Office REITs-18.93%
Brandywine Realty Trust	1,816,684	12,553,286
Easterly Government Properties, Inc.(b)	530,761	8,407,254
Office Properties Income Trust(b)	1,098,436	16,795,087
SL Green Realty Corp.	294,647	12,363,388
		50,119,015
Residential REITs-2.64%
UMH Properties, Inc.	396,588	6,983,915
Retail REITs-20.64%
Getty Realty Corp.(b)	292,421	9,655,741
	Shares	Value
Retail REITs-(continued)
National Retail Properties, Inc.	176,058	$8,162,049
Necessity Retail REIT, Inc. (The)(b)	2,354,173	15,725,876
Spirit Realty Capital, Inc.	256,394	10,619,840
Urstadt Biddle Properties, Inc., Class A(b)	548,241	10,487,850
		54,651,356
Specialized REITs-10.89%
EPR Properties	252,769	10,517,718
Four Corners Property Trust, Inc.(b)	296,752	8,053,849
Gaming and Leisure Properties, Inc.	195,260	10,272,629
		28,844,196
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $290,911,183)		264,600,962
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.92%
Invesco Private Government Fund, 3.83%(c)(d)(e)	8,841,787	8,841,787
Invesco Private Prime Fund, 4.15%(c)(d)(e)	22,725,091	22,729,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,568,196)		31,571,422
TOTAL INVESTMENTS IN SECURITIES-111.85% (Cost $322,479,379)		296,172,384
OTHER ASSETS LESS LIABILITIES-(11.85)%		(31,371,727)
NET ASSETS-100.00%		$264,800,657
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,617,452	$(4,617,452)	$-	$-	$-	$2,318
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,365,194	$36,035,218	$(38,558,625)	$-	$-	$8,841,787	$74,970*
Invesco Private Prime Fund	29,170,947	82,181,040	(88,626,141)	2,331	1,458	22,729,635	207,684*
Total	$40,536,141	$122,833,710	$(131,802,218)	$2,331	$1,458	$31,571,422	$284,972

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Multi-line Insurance-17.05%
American International Group, Inc.	456,649	$28,819,118
Assurant, Inc.	74,552	9,559,057
Hartford Financial Services Group, Inc. (The)	183,732	14,031,613
Horace Mann Educators Corp.(b)	155,833	6,013,596
		58,423,384
Property & Casualty Insurance-72.32%
Allstate Corp. (The)	196,113	26,259,531
American Financial Group, Inc.(b)	92,542	13,161,323
Arch Capital Group Ltd.(b)(c)	258,439	15,483,080
AXIS Capital Holdings Ltd.	222,310	12,796,164
Chubb Ltd.	125,001	27,448,970
Cincinnati Financial Corp.	121,862	13,521,808
Hanover Insurance Group, Inc. (The)(b)	91,319	13,451,289
James River Group Holdings Ltd.	142,698	3,427,606
Kemper Corp.(b)	243,297	13,848,465
Mercury General Corp.(b)	210,983	7,654,463
ProAssurance Corp.	205,616	4,110,264
Progressive Corp. (The)	192,676	25,462,133
RLI Corp.	107,650	14,002,035
Selective Insurance Group, Inc.(b)	148,776	14,300,349
Travelers Cos., Inc. (The)	146,199	27,750,032
Universal Insurance Holdings, Inc.	117,039	1,286,259
W.R. Berkley Corp.	182,343	13,909,124
		247,872,895
Reinsurance-10.32%
Everest Re Group Ltd.	43,917	14,841,311
RenaissanceRe Holdings Ltd. (Bermuda)	87,356	16,502,422
SiriusPoint Ltd. (Bermuda)(c)	618,598	4,033,259
		35,376,992
Total Common Stocks & Other Equity Interests (Cost $308,725,277)		341,673,271
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $319,758)	319,758	$319,758
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $309,045,035)		341,993,029
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.88%
Invesco Private Government Fund, 3.83%(d)(e)(f)	5,643,785	5,643,785
Invesco Private Prime Fund, 4.15%(d)(e)(f)	14,506,159	14,509,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,150,441)		20,152,845
TOTAL INVESTMENTS IN SECURITIES-105.66% (Cost $329,195,476)		362,145,874
OTHER ASSETS LESS LIABILITIES-(5.66)%		(19,411,193)
NET ASSETS-100.00%		$342,734,681
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,610	$1,682,133	$(1,520,985)	$-	$-	$319,758	$1,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,064,360	(19,420,575)	-	-	5,643,785	37,641*
Invesco Private Prime Fund	-	47,010,767	(32,504,974)	2,404	863	14,509,060	101,443*
Total	$158,610	$73,757,260	$(53,446,534)	$2,404	$863	$20,472,603	$140,501

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
November 30, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Regional Banks-95.25%
Ameris Bancorp	34,341	$1,815,952
Associated Banc-Corp	77,628	1,909,649
Atlantic Union Bankshares Corp.(b)	38,577	1,376,042
Bank of Hawaii Corp.	20,546	1,657,446
Bank OZK(b)	39,554	1,825,417
BankUnited, Inc.(b)	40,238	1,477,539
BOK Financial Corp.	18,040	1,888,968
Brookline Bancorp, Inc.	39,622	563,425
Cadence Bank(b)	62,914	1,814,440
Cathay General Bancorp	38,227	1,776,409
Columbia Banking System, Inc.(b)	40,607	1,383,074
Commerce Bancshares, Inc.	46,623	3,492,995
Community Bank System, Inc.(b)	24,520	1,597,233
Cullen/Frost Bankers, Inc.	24,674	3,579,457
CVB Financial Corp.(b)	61,100	1,752,348
Eastern Bankshares, Inc.	82,644	1,620,649
F.N.B. Corp.	134,507	1,896,549
First Bancorp	97,058	1,492,752
First Commonwealth Financial Corp.(b)	48,219	709,784
First Financial Bancorp	49,007	1,295,255
First Financial Bankshares, Inc.	37,714	1,393,532
First Hawaiian, Inc.	62,354	1,655,499
First Interstate BancSystem, Inc., Class A	39,821	1,736,992
Fulton Financial Corp.	86,430	1,606,734
Glacier Bancorp, Inc.	31,638	1,831,840
Hancock Whitney Corp.	33,244	1,823,101
Home BancShares, Inc.	68,149	1,734,392
Hope Bancorp, Inc.	61,676	840,027
Independent Bank Corp.(b)	20,496	1,855,298
Old National Bancorp	96,041	1,835,344
Pacific Premier Bancorp, Inc.	48,933	1,808,074
PacWest Bancorp	60,815	1,588,488
Pinnacle Financial Partners, Inc.	30,245	2,537,253
Popular, Inc.	20,759	1,515,822
Prosperity Bancshares, Inc.	36,102	2,728,228
Simmons First National Corp., Class A	66,264	1,537,987
South State Corp.	20,546	1,804,966
Synovus Financial Corp.	39,925	1,682,040
Texas Capital Bancshares, Inc.(b)(c)	25,757	1,545,162
Trustmark Corp.	31,609	1,156,257
UMB Financial Corp.	17,920	1,532,518
	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.	43,215	$1,853,491
United Community Banks, Inc.(b)	47,811	1,863,195
Valley National Bancorp	137,972	1,746,726
Washington Federal, Inc.	33,739	1,189,975
Webster Financial Corp.	68,153	3,703,434
Wintrust Financial Corp.	19,013	1,738,359
		82,770,117
Thrifts & Mortgage Finance-4.60%
New York Community Bancorp, Inc.(b)	163,795	1,531,483
Provident Financial Services, Inc.	38,894	876,282
WSFS Financial Corp.(b)	32,795	1,590,886
		3,998,651
Total Common Stocks & Other Equity Interests (Cost $86,389,520)		86,768,768
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $2,049)	2,049	2,049
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $86,391,569)		86,770,817
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.20%
Invesco Private Government Fund, 3.83%(d)(e)(f)	2,967,846	2,967,846
Invesco Private Prime Fund, 4.15%(d)(e)(f)	7,628,074	7,629,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,596,015)		10,597,445
TOTAL INVESTMENTS IN SECURITIES-112.05% (Cost $96,987,584)		97,368,262
OTHER ASSETS LESS LIABILITIES-(12.05)%		(10,471,185)
NET ASSETS-100.00%		$86,897,077
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,014	$695,362	$(708,327)	$-	$-	$2,049	$392
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,369,206	$10,129,227	$(10,530,587)	$-	$-	$2,967,846	$29,645*
Invesco Private Prime Fund	8,663,673	23,375,535	(24,410,303)	1,067	(373)	7,629,599	79,571*
Total	$12,047,893	$34,200,124	$(35,649,217)	$1,067	$(373)	$10,599,494	$109,608

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,182,962,103	$-	$-	$2,182,962,103
Money Market Funds	-	4,716,206	-	4,716,206
Total Investments	$2,182,962,103	$4,716,206	$-	$2,187,678,309
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$301,700,747	$-	$-	$301,700,747
Closed-End Funds	76,786,083	-	-	76,786,083
Money Market Funds	-	115,667,645	-	115,667,645
Total Investments	$378,486,830	$115,667,645	$-	$494,154,475
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$264,600,962	$-	$-	$264,600,962
Money Market Funds	-	31,571,422	-	31,571,422
Total Investments	$264,600,962	$31,571,422	$-	$296,172,384
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$341,673,271	$-	$-	$341,673,271
Money Market Funds	319,758	20,152,845	-	20,472,603
Total Investments	$341,993,029	$20,152,845	$-	$362,145,874
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,768,768	$-	$-	$86,768,768
Money Market Funds	2,049	10,597,445	-	10,599,494
Total Investments	$86,770,817	$10,597,445	$-	$97,368,262